Capital Stock - Summary of Unvested Stock Options (Detail) - $ / shares shares in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Number (000’s)
Options Outstanding, Number, Beginning Balance	862
Granted during the year, Number	8,320
Options Outstanding, Number, Ending Balance	9,014	862
Weighted Average Exercise Price
Weighted-average grant date fair value of stock options granted during the periods (usd per share)		$ 0.00	$ 2.36
Unvested stock options [Member]
Number (000’s)
Options Outstanding, Number, Beginning Balance	451
Granted during the year, Number	8,320
Vested during the year, Number	(273)
Options Forfeited during the year, Number	(40)
Options Outstanding, Number, Ending Balance	8,458	451
Weighted Average Exercise Price
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	$ 2.40
Weighted-average grant date fair value of stock options granted during the periods (usd per share)	5.50
Weighted Average Grant Date Fair Value, Vested during the periods (usd per share)	2.42
Weighted Average Grant Date Fair Value, Forfeited during the periods (usd per share)	2.44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance	$ 5.45	$ 2.40